GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 489	$ 528
Foreign currency translation and other	29	(39)
Balance at end of the year	$ 518	$ 489
Bottom of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	9.00%
Terminal rate applied to cash flow projections	11
Period over which management has projected cash flows	10 years
Top of range
Reconciliation of changes in intangible assets and goodwill [abstract]
Discount rate applied to cash flow projections	14.00%
Terminal rate applied to cash flow projections	15
Period over which management has projected cash flows	19 years